SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (FY) (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jun. 05, 2014	Jan. 12, 2012
Summary Of Significant Accounting Policies [Line Items]
Allowance for doubtful accounts					$ 12,300,000	$ 7,300,000
Product warranty expense					50,400,000	28,900,000	$ 35,400,000
Accrued product warranty	$ 154,553,000	$ 148,764,000	$ 154,553,000	$ 148,764,000	153,063,000	138,992,000	92,064,000
Interest rate swap, accumulated other comprehensive loss					(4,015,000)	2,957,000
Foreign exchange transaction losses recognized in other (expense) income, net	3,525,000	4,113,000	6,834,000	5,202,000	6,618,000	4,001,000	4,659,000
Net income attributable to noncontrolling interest	(1,670,000)	1,040,000	(3,724,000)	(710,000)	29,000	8,517,000	0
Unbilled accounts receivable	389,277,000		389,277,000		366,168,000	274,912,000
Customer deposits					369,716,000	256,591,000
Provisions for loss contracts	66,500,000		66,500,000		94,000,000	60,500,000
Deferred pre-production costs					20,200,000	29,400,000
Research and development costs	20,132,000	24,709,000	61,569,000	71,511,000	95,166,000	71,375,000	71,213,000
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling, general and administrative expenses	146,839,000	118,183,000	465,197,000	368,788,000	512,552,000	373,559,000	346,086,000
Interest expense, net	23,713,000	20,038,000	75,917,000	57,460,000	77,884,000	50,298,000	27,254,000
Other income (expense), net	1,201,000	(443,000)	5,958,000	5,304,000	8,868,000	6,528,000	3,768,000
Restatement Adjustment | Accounting Standards Update 2017-07
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Selling, general and administrative expenses		300,000		1,000,000	600,000	1,800,000	(1,300,000)
Interest expense, net		2,200,000		6,500,000	9,200,000	7,700,000	10,400,000
Other income (expense), net		$ 2,500,000		$ 7,500,000	9,800,000	9,500,000	$ 9,100,000
Interest rate swap agreements
Summary Of Significant Accounting Policies [Line Items]
Interest rate swap agreements, notional amount					150,000,000			$ 150,000,000	$ 150,000,000
Interest rate swap agreement, current liability	$ 87,000		$ 87,000		$ 1,163,000	$ 3,888,000